SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Adjustments to reconcile net income to net cash used in operating activities:
Net cash (used in) provided by operating activities		¥ 1,564	$ 227	¥ 1,342	¥ 609
Investing activities:
Loans to subsidiaries		7	1	5	15
Net cash (used in) provided by investing activities		(522)	(76)	(1,402)	(8,101)
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering	¥ 6,018
Proceeds from Termination of Capped Call		86	12
Payment of ordinary share issuance costs		0	0	(19)	(32)
Payment of share repurchase		334	48	0
Net proceeds from issuance of ordinary shares upon exercise of option				1	1
Proceeds from short-term bank borrowings		4,249	616	2,288	1,658
Repayment of short-term bank borrowings		(1,935)	(281)	(2,474)	(1,993)
Proceeds from long-term bank borrowings		2,797	407	53	1,652
Proceeds from issuance of convertible senior notes					3,499
Direct financing costs paid		(4)	(1)		(10)
Dividends paid		(416)	(60)		(678)
Net cash provided by (used in) financing activities		(1,394)	(201)	(1,801)	883
Effect of exchange rate changes on cash and cash equivalents		297	43	(88)	(300)
Net (decrease) increase in cash and cash equivalents		(55)	(7)	(1,949)	(6,909)
Cash, cash equivalents and restricted cash at the beginning of the year		5,141	745	7,090	13,999
Cash, cash equivalents and restricted cash at the end of the year		5,086	738	5,141	7,090
Short-term bank borrowings settled by investment in subsidiaries					4,628
Parent Company
Adjustments to reconcile net income to net cash used in operating activities:
Net cash (used in) provided by operating activities		(136)	(19)	9	49
Investing activities:
Loans to subsidiaries		750	109	1,050	6,267
Repayment of loans by subsidiaries		4,165	604
Purchase of short-term investments				(34)
Net cash (used in) provided by investing activities		3,415	495	(1,084)	(6,267)
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering					6,018
Proceeds from Termination of Capped Call		86	12
Payment of ordinary share issuance costs		0	0	(15)	(10)
Net settlement on shares repurchased for withholding taxes related to share-based awards				50
Payment of share repurchase		334	48	0
Loans from subsidiaries		798	116
Net proceeds from issuance of ordinary shares upon exercise of option				1	1
Proceeds from short-term bank borrowings		453	66
Repayment of short-term bank borrowings					(282)
Proceeds from issuance of convertible senior notes					3,499
Repayment of convertible senior notes		(3,406)	(494)	0	0
Direct financing costs paid					(9)
Dividends paid		(416)	(60)		(678)
Net cash provided by (used in) financing activities		(2,819)	(408)	36	8,539
Effect of exchange rate changes on cash and cash equivalents		163	24	(272)	(790)
Net (decrease) increase in cash and cash equivalents		623	91	(1,311)	1,531
Cash, cash equivalents and restricted cash at the beginning of the year		581	84	1,892	361
Cash, cash equivalents and restricted cash at the end of the year		¥ 1,204	$ 175	¥ 581	¥ 1,892